Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal
State					40	42
Deferred	$ (547)	$ (569)	$ (1,806)	$ (524)	(1,107)	(1,388)
Total	$ (547)	$ 569	$ (1,743)	$ (524)	$ (1,067)	$ (1,346)